Financial Expenses, Net	12 Months Ended
Dec. 31, 2013
Financial Expenses, Net [Abstract]
Financial Expenses, Net
Note 13 - Financial Expenses, Net

	Year ended December 31
	2013	2012	2011
Interest and exchange rate expenses on
long-term loans	106	126	166
Expenses on short-term credit and bank
charges	284	281	464
Effect of exchange rate differences on other
expenses and net loss from derivative
instruments	19	137	110
Other financing expenses (income), net	30	(1)	-

	439	543	740

The Company uses forward contracts and options to manage some of its foreign exchange rate exposures. Such transactions were not designated as hedging instruments for accounting purposes.